Retirement Plans (Schedule Of Net Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	$ 8,185
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	2,091
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	3,737
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	2,357
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	121.0	116.0	120.0
Interest cost	544.0	541.0	537.0
Actuarial (gain) loss	(212.0)	(174.0)	(160.0)
Fair value of plan assets, January 1	8,344
Company contributions	300
Fair value of plan assets, December 31		8,344
U.S. Plans [Member] | Non Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(19)	(37)	(35)
U.S. Plans [Member] | Qualified Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Company contributions	300	1,150
U.S. Plans [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(631)	(646)
Fair value of plan assets, January 1	8,344	6,784
Actual return on plan assets	152	1,019
Settlements	0	0
Company contributions	319	1,187
Plan merger	1	0
Effect of foreign currency exchange rate movements	0	0
Fair value of plan assets, December 31	8,185	8,344
Funded status, December 31	(2,370)	(1,480)
U.S. Plans [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31		1,880
U.S. Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31		4,142
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, December 31	2,357	2,322
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.0	3.0	4.0
Interest cost	12.0	12.0	12.0
Actuarial (gain) loss	0	0	2.0
Non-U.S. Plans [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(9)	(7)
Fair value of plan assets, January 1	156	150
Actual return on plan assets	4	21
Settlements	(2)	(14)
Company contributions	12	8
Plan merger	0	0
Effect of foreign currency exchange rate movements	(6)	(2)
Fair value of plan assets, December 31	155	156
Funded status, December 31	(28)	(27)
Benefit Obligations [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, January 1	9,824	9,544
Service cost	121.0	116.0
Interest cost	544.0	541.0
Curtailments	0	0
Settlements	0	0
Actuarial (gain) loss	692.0	264.0
Acquisitions	0	0
Plan merger	5	0
Benefits paid	(631)	(646)
Restructuring	0	(2)
Plan amendments	0	7
Effect of foreign currency exchange rate movements	0	0
Benefit obligation, December 31	10,555	9,824
Benefit Obligations [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, January 1	183	186
Service cost	2.0	3.0
Interest cost	12.0	12.0
Curtailments	0	(3)
Settlements	(2)	(14)
Actuarial (gain) loss	0	11.0
Acquisitions	4	0
Plan merger	0	0
Benefits paid	(9)	(7)
Restructuring	0	0
Plan amendments	0	0
Effect of foreign currency exchange rate movements	(7)	(5)
Benefit obligation, December 31	$ 183	$ 183